Financial Instruments (Details 2)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,707,654
Current portion of long-term debt	150,000
Convertible debentures	1,995,609	$ 3,000,000
Unearned revenue	35,000
Interest payable	55,829		$ 470,134
Finance leases payable	142,205
Derivative liabilities	249,320
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,526,855
Current portion of long-term debt	150,000
Convertible debentures	1,995,609
Unearned revenue	35,000
Interest payable	55,829
Deferred rent
Finance leases payable	129,876
Derivative liabilities	249,320
Net liabilities	4,142,489
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	180,799
Current portion of long-term debt
Convertible debentures
Unearned revenue
Interest payable
Deferred rent	24,505
Finance leases payable	12,329
Derivative liabilities
Net liabilities	$ 217,633